As filed with the Securities and Exchange Commission on August 3, 2026
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 101
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 103
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	STEPHANIE A. CAPISTRON, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on August 7, 2026 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Anthropic AI Lab Ecosystem ETF, Google DeepMind AI Lab Ecosystem ETF, Meta

AI Lab Ecosystem ETF, OpenAI Lab Ecosystem ETF and SpaceXAI Lab Ecosystem ETF.

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 92 under the Securities Act of 1933 (the “Securities Act”) until August 7, 2026. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 92 under the Securities Act of 1933 and Amendment No. 94 under the Investment Company Act of 1940, filed on May 22, 2026, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on August 3, 2026.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	August 3, 2026
/s/ Howard M. Reich Howard M. Reich	Treasurer (Principal Financial and Accounting Officer)	August 3, 2026
/s/ Anne F. Ackerley* Anne F. Ackerley	Trustee	August 3, 2026
/s/ Scott M. Amero* Scott M. Amero	Trustee	August 3, 2026
/s/ Donna J. Dean* Donna J. Dean	Trustee	August 3, 2026
/s/ Robert Kasdin* Robert Kasdin	Trustee	August 3, 2026
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	August 3, 2026
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	August 3, 2026
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	August 3, 2026
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	August 3, 2026
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: August 3, 2026
* Pursuant to Powers of Attorney dated July 1, 2025 – filed with Post-Effective Amendment No. 79 on July 15, 2025